UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Michael W. Stockton

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Mutual Fund®
Investment portfolio
July 31, 2015
unaudited
Common stocks 92.65% Energy 6.57%	Shares	Value (000)
BP PLC (ADR)	3,553,600	$131,377
Canadian Natural Resources, Ltd.	5,030,000	122,765
Chevron Corp.	3,308,900	292,771
ConocoPhillips	4,378,900	220,434
Devon Energy Corp.	534,000	26,390
Diamond Offshore Drilling, Inc.	728,941	16,000
Enbridge Inc.	3,353,300	146,070
Enbridge Inc. (CAD denominated)	800,000	34,873
Ensco PLC, Class A	727,800	12,067
EOG Resources, Inc.	1,413,500	109,108
Exxon Mobil Corp.	2,150,000	170,301
Halliburton Co.	317,000	13,247
Noble Energy, Inc.	589,200	20,758
Royal Dutch Shell PLC, Class A (ADR)	7,794,606	448,034
Royal Dutch Shell PLC, Class B (ADR)	295,000	17,154
Schlumberger Ltd.	2,610,000	216,160
Spectra Energy Corp	9,125,500	276,138
Suncor Energy Inc.	4,558,561	128,407
		2,402,054
Materials 4.53%
Agrium Inc.	2,585,000	264,342
Barrick Gold Corp.	1,200,000	8,472
CRH PLC (ADR)	1,089,059	32,356
Dow Chemical Co.	6,004,037	282,550
E.I. du Pont de Nemours and Co.	690,000	38,474
Freeport-McMoRan Inc.	1,157,700	13,603
International Flavors & Fragrances Inc.	1,158,849	133,951
Monsanto Co.	2,207,000	224,871
Mosaic Co.	3,060,500	131,418
Nucor Corp.	1,099,600	48,536
Potash Corp. of Saskatchewan Inc.	1,930,000	52,458
Praxair, Inc.	3,322,724	379,256
The Chemours Co.	138,000	1,507
WestRock Co.	723,060	45,596
		1,657,390
Industrials 14.98%
3M Co.	1,515,000	229,280
Boeing Co.	2,931,100	422,577
Caterpillar Inc.	773,400	60,812
CSX Corp.	9,312,193	291,285
Cummins Inc.	2,407,399	311,830
Eaton Corp. PLC	1,265,000	76,634
Emerson Electric Co.	3,076,850	159,227
General Dynamics Corp.	2,541,164	378,913
General Electric Co.	18,986,585	495,550
American Mutual Fund — Page 1 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Illinois Tool Works Inc.	1,850,000	$165,520
Lockheed Martin Corp.	2,548,460	527,786
Norfolk Southern Corp.	4,751,147	400,664
Precision Castparts Corp.	964,000	187,903
Republic Services, Inc.	2,836,300	120,628
Rockwell Automation	1,098,300	128,259
Siemens AG (ADR)	1,052,000	112,638
Snap-on Inc.	750,000	123,600
Union Pacific Corp.	4,276,900	417,383
United Parcel Service, Inc., Class B	2,704,300	276,812
United Technologies Corp.	2,823,174	283,193
Waste Management, Inc.	6,078,100	310,773
		5,481,267
Consumer discretionary 8.20%
Carnival Corp., units	6,244,100	332,748
Coach, Inc.	1,036,722	32,346
Comcast Corp., Class A	2,563,400	159,982
Comcast Corp., Class A, special nonvoting shares	2,090,000	130,291
Hasbro, Inc.	1,948,788	153,447
Home Depot, Inc.	5,456,052	638,522
Johnson Controls, Inc.	5,788,580	263,728
Mattel, Inc.	2,771,947	64,337
McDonald’s Corp.	1,364,000	136,209
Newell Rubbermaid Inc.	6,893,200	298,338
Ross Stores, Inc.	332,000	17,649
Scripps Networks Interactive, Inc., Class A	265,000	16,584
Starbucks Corp.	1,206,000	69,864
Time Warner Cable Inc.	933,600	177,393
Time Warner Inc.	1,851,436	163,000
Viacom Inc., Class B	1,823,900	103,962
Whirlpool Corp.	225,000	39,989
Williams-Sonoma, Inc.	2,163,000	183,119
YUM! Brands, Inc.	197,300	17,315
		2,998,823
Consumer staples 6.06%
Avon Products, Inc.	6,062,300	34,373
Coca-Cola Co.	8,730,800	358,661
Colgate-Palmolive Co.	1,130,000	76,863
ConAgra Foods, Inc.	2,528,550	111,408
CVS Health Corp.	1,045,000	117,531
General Mills, Inc.	1,500,000	87,315
Kellogg Co.	1,539,423	101,864
Kimberly-Clark Corp.	1,000,000	114,970
Kraft Heinz Co.	2,292,000	182,145
Mead Johnson Nutrition Co.	608,600	53,794
Mondelez International, Inc.	3,552,900	160,342
PepsiCo, Inc.	1,235,769	119,066
Procter & Gamble Co.	7,497,400	575,051
Unilever PLC (ADR)	2,736,300	124,037
		2,217,420
American Mutual Fund — Page 2 of 8

unaudited
Common stocks Health care 15.99%	Shares	Value (000)
Abbott Laboratories	1,863,000	$94,435
AbbVie Inc.	17,775,000	1,244,428
Aetna Inc.	305,000	34,456
AmerisourceBergen Corp.	356,000	37,647
Amgen Inc.	7,764,272	1,371,093
Bristol-Myers Squibb Co.	3,737,600	245,336
Cardinal Health, Inc.	1,055,000	89,654
Gilead Sciences, Inc.	1,437,900	169,471
Humana Inc.	138,000	25,128
Johnson & Johnson	2,745,000	275,076
Medtronic PLC	6,625,000	519,334
Merck & Co., Inc.	7,177,485	423,185
Novartis AG (ADR)	3,014,000	312,703
Pfizer Inc.	10,459,100	377,155
Quest Diagnostics Inc.	1,880,000	138,763
ResMed Inc.	1,800,000	104,310
St. Jude Medical, Inc.	1,960,600	144,731
Stryker Corp.	1,563,840	159,934
UnitedHealth Group Inc.	700,000	84,980
		5,851,819
Financials 10.91%
ACE Ltd.	668,400	72,702
Aon PLC, Class A	1,852,000	186,626
Arthur J. Gallagher & Co.	4,490,548	212,987
Bank of New York Mellon Corp.	3,141,400	136,337
Bank of Nova Scotia	2,310,900	113,488
BB&T Corp.	2,046,000	82,392
CME Group Inc., Class A	1,531,000	147,037
Discover Financial Services	1,944,200	108,506
Hudson City Bancorp, Inc.	1,696,000	17,486
Intercontinental Exchange, Inc.	664,918	151,628
JPMorgan Chase & Co.	4,312,400	295,529
Marsh & McLennan Companies, Inc.	4,296,394	248,933
McGraw Hill Financial, Inc.	321,643	32,727
Old Republic International Corp.	7,300,800	122,142
PNC Financial Services Group, Inc.	1,806,400	177,352
Principal Financial Group, Inc.	5,500,000	305,305
Progressive Corp.	3,195,500	97,463
Royal Bank of Canada	2,959,000	172,538
State Street Corp.	2,601,000	199,132
Sun Life Financial Inc.	4,654,800	151,840
Toronto-Dominion Bank	1,989,400	80,392
Toronto-Dominion Bank (CAD denominated)	3,000,000	121,046
U.S. Bancorp	7,353,039	332,431
Ventas, Inc.	1,545,000	103,654
Wells Fargo & Co.	5,593,000	323,667
		3,993,340
Information technology 10.86%
Accenture PLC, Class A	1,514,000	156,108
Analog Devices, Inc.	2,229,640	130,055
Apple Inc.	2,943,780	357,080
Automatic Data Processing, Inc.	2,923,300	233,192
Cisco Systems, Inc.	10,735,000	305,089
American Mutual Fund — Page 3 of 8

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Google Inc., Class A1	38,000	$24,985
Google Inc., Class C1	38,104	23,838
Hewlett-Packard Co.	610,000	18,617
Intel Corp.	9,185,000	265,906
International Business Machines Corp.	623,000	100,920
KLA-Tencor Corp.	1,322,000	70,132
Linear Technology Corp.	1,863,700	76,412
Maxim Integrated Products, Inc.	1,500,000	51,060
Microsoft Corp.	15,925,607	743,726
Oracle Corp.	8,394,657	335,283
Paychex, Inc.	1,000,000	46,400
QUALCOMM Inc.	431,000	27,752
Texas Instruments Inc.	18,311,644	915,216
Xilinx, Inc.	2,197,100	91,729
		3,973,500
Telecommunication services 5.53%
AT&T Inc.	11,791,000	409,619
BCE Inc.	1,000,000	41,140
TELUS Corp.	4,040,000	137,926
Verizon Communications Inc.	30,674,597	1,435,264
		2,023,949
Utilities 5.32%
American Electric Power Co., Inc.	1,435,000	81,178
Dominion Resources, Inc.	3,600,000	258,120
Duke Energy Corp.	1,452,957	107,838
Edison International	113,000	6,781
Exelon Corp.	13,938,885	447,299
FirstEnergy Corp.	6,059,276	205,773
PG&E Corp.	4,825,000	253,361
PPL Corp.	2,044,300	65,029
Sempra Energy	3,934,453	400,449
Talen Energy Corp.[1]	255,345	4,017
Xcel Energy Inc.	3,365,000	116,664
		1,946,509
Miscellaneous 3.70%
Other common stocks in initial period of acquisition		1,352,053
Total common stocks (cost: $24,621,114,000)		33,898,124
Preferred securities 0.03% Financials 0.03%
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	11,095
Total preferred securities (cost: $10,004,000)		11,095
Convertible stocks 0.13% Utilities 0.13%
Exelon Corp., convertible preferred, units	1,000,000	46,740
Total convertible stocks (cost: $50,730,000)		46,740
American Mutual Fund — Page 4 of 8

unaudited
Bonds, notes & other debt instruments 1.07% Corporate bonds & notes 0.80% Financials 0.76%	Principal amount (000)	Value (000)
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	$1,665	$1,764
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	1,665	1,781
ERP Operating LP 5.125% 2016	2,400	2,457
ERP Operating LP 5.375% 2016	6,455	6,730
ERP Operating LP 5.75% 2017	8,783	9,477
ERP Operating LP 7.125% 2017	5,000	5,581
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	116,654	123,216
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	115,445	125,258
		276,264
Utilities 0.04%
FPL Group Capital, Inc. 7.875% 2015	15,000	15,371
Total corporate bonds & notes		291,635
U.S. Treasury bonds & notes 0.27% U.S. Treasury 0.27%
U.S. Treasury 1.875% 2017	39,050	39,993
U.S. Treasury 1.00% 2017	60,100	60,448
		100,441
Total bonds, notes & other debt instruments (cost: $359,144,000)		392,076
Short-term securities 6.06%
3M Co. 0.10% due 8/25/2015[2]	50,000	49,996
Abbott Laboratories 0.15% due 10/6/2015[2]	35,000	34,994
Apple Inc. 0.11%–0.13% due 8/3/2015–9/10/2015[2]	89,000	88,993
Bank of New York Mellon Corp. 0.08% due 8/3/2015[2]	50,000	50,000
CAFCO, LLC 0.33% due 12/1/2015	25,000	24,978
Caterpillar Financial Services Corp. 0.12% due 8/4/2015	33,600	33,600
Chariot Funding, LLC 0.28%–0.32% due 10/8/2015–11/18/2015[2]	75,000	74,953
Chevron Corp. 0.10%–0.14% due 9/15/2015–10/7/2015[2]	143,900	143,858
Coca-Cola Co. 0.19% due 10/9/2015[2]	19,400	19,395
Emerson Electric Co. 0.11%–0.13% due 8/6/2015–9/22/2015[2]	38,600	38,598
ExxonMobil Corp. 0.11%–0.15% due 8/18/2015–10/21/2015	113,600	113,575
Fannie Mae 0.13% due 9/2/2015	24,500	24,498
Federal Farm Credit Banks 0.12% due 8/5/2015	39,200	39,200
Federal Home Loan Bank 0.08%–0.20% due 8/5/2015–2/3/2016	791,800	791,668
Freddie Mac 0.10%–0.21% due 8/6/2015–1/4/2016	231,900	231,853
General Electric Capital Corp. 0.13%–0.27% due 9/2/2015–11/19/2015	125,000	124,951
General Electric Co. 0.10% due 8/3/2015	28,000	28,000
John Deere Capital Corp. 0.12% due 9/16/2015[2]	48,900	48,890
Jupiter Securitization Co., LLC 0.27%–0.39% due 8/10/2015–12/10/2015[2]	99,200	99,132
Microsoft Corp. 0.09% due 8/19/2015[2]	34,100	34,099
Private Export Funding Corp. 0.23% due 10/5/2015[2]	51,500	51,481
U.S. Treasury Bills 0.13% due 10/1/2015	50,000	49,997
Walt Disney Co. 0.11% due 10/1/2015[2]	21,300	21,296
Total short-term securities (cost: $2,217,896,000)		2,218,005
Total investment securities 99.94% (cost: $27,258,888,000)		36,566,040
Other assets less liabilities 0.06%		22,111
Net assets 100.00%		$36,588,151
American Mutual Fund — Page 5 of 8

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $755,685,000, which represented 2.07% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the
American Mutual Fund — Page 6 of 8

unaudited
security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$2,402,054	$—	$—	$2,402,054
Materials	1,657,390	—	—	1,657,390
Industrials	5,481,267	—	—	5,481,267
Consumer discretionary	2,998,823	—	—	2,998,823
Consumer staples	2,217,420	—	—	2,217,420
Health care	5,851,819	—	—	5,851,819
Financials	3,993,340	—	—	3,993,340
Information technology	3,973,500	—	—	3,973,500
Telecommunication services	2,023,949	—	—	2,023,949
Utilities	1,946,509	—	—	1,946,509
Miscellaneous	1,352,053	—	—	1,352,053
Preferred securities	11,095	—	—	11,095
Convertible stocks	46,740	—	—	46,740
Bonds, notes & other debt instruments	—	392,076	—	392,076
Short-term securities	—	2,218,005	—	2,218,005
Total	$33,955,959	$2,610,081	$—	$36,566,040
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$10,046,241
Gross unrealized depreciation on investment securities	(744,042)
Net unrealized appreciation on investment securities	9,302,199
Cost of investment securities	27,263,841

American Mutual Fund — Page 7 of 8

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-003-0915O-S49153	American Mutual Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 28, 2015

By _/s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: September 28, 2015